Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Schedule of future minimum lease obligations under non-cancelable ground and other operating leases

Year	Office leases	Ground leases	Total
2012	$1,354	$11,222	$12,576
2013	783	11,194	11,977
2014	819	9,906	10,725
2015	862	9,748	10,610
2016	898	10,467	11,365
Thereafter	2,794	627,828	630,622
	$7,510	$680,365	$687,875